Shareholders' Loans - Schedule of Shareholders' Loan (Details) (10-K) - USD ($) $ in Thousands	Jun. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Equity [Abstract]
Shareholders' loan (a)			$ 6,166
Shareholders' convertible loans (b)			3,837
Total loan amount			$ 10,706